Repossessed Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) family	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Repossessed Assets [Line Items]
Repossessed assets	$ 19	$ 37	$ 121
Repossessed Assets [Roll Forward]
Beginning balance	19	37	121
Additions/transfers in	42	40	78
Disposals	(27)	(46)	(116)
Write-down and other changes	(10)	(10)	(11)
Transfers out	(7)	(2)	(35)
Ending balance	17	19	$ 37
One-to-four family properties
Repossessed Assets [Line Items]
Repossessed assets	18	18
Repossessed Assets [Roll Forward]
Beginning balance	18
Ending balance	12	18
Commercial properties
Repossessed Assets [Line Items]
Repossessed assets	1	1
Repossessed Assets [Roll Forward]
Beginning balance	1
Ending balance	$ 5	$ 1
Minimum
Repossessed Assets [Line Items]
Number of families the property can house | family	1
Maximum
Repossessed Assets [Line Items]
Number of families the property can house | family	4